Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

July 31, 2020 (unaudited)

	Shares	Value
Exchange Traded Note — 0.3%
Volatility Note — 0.3%
iPath Series B S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $1,667,279)	68,396	$1,950,654
Exchange Traded Vehicles — 3.8%
British Pound Fund — 0.8%
Invesco CurrencyShares British Pound Sterling Trust*(a)	44,495	5,637,071
Euro Fund — 2.4%
Invesco CurrencyShares Euro Currency Trust †*(a)	164,161	18,231,721
Gold Funds — 0.5%
Aberdeen Standard Physical Gold Shares ETF*(a)	13,930	264,531
Graniteshares Gold Trust*(a)	6,376	125,288
iShares Gold Trust*	165,313	3,117,803
SPDR Gold MiniShares Trust*(a)	15,406	303,344
Total Gold Funds		3,810,966
Silver Fund — 0.1%
iShares Silver Trust*(a)	43,455	984,256
Total Exchange Traded Vehicles
(Cost $26,403,816)		28,664,014
Investment Companies — 96.0%
Bank Loan Funds — 16.2%
Invesco Senior Loan ETF(a)	4,130,132	89,376,056
SPDR Blackstone / GSO Senior Loan ETF(a)	717,532	31,700,564
Total Bank Loan Funds		121,076,620

BRIC Equity Funds — 1.5%
iShares China Large-Cap ETF(a)	81,567	3,374,427
iShares MSCI China ETF(a)	87,262	6,240,105
SPDR S&P China ETF	12,200	1,402,756
Total BRIC Equity Funds		11,017,288

Broad Fund — 0.6%
FlexShares Global Upstream Natural Resources Index Fund	141,101	4,107,450

Convertible Bond Fund — 3.4%
SPDR Bloomberg Barclays Convertible Securities ETF(a)	389,120	25,249,997

Emerging Bonds - Local Currency Funds — 1.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	64,939	1,741,664
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	246,215	7,775,470
WisdomTree Emerging Markets Local Debt Fund	9,437	311,326
Total Emerging Bonds - Local Currency Funds		9,828,460

Emerging Bonds - USD Funds — 2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	118,128	13,359,095
Vanguard Emerging Markets Government Bond ETF	18,862	1,517,071
Total Emerging Bonds - USD Funds		14,876,166

	Shares	Value
Investment Companies (continued)

Emerging Equity Funds — 2.2%
iShares Core MSCI Emerging Markets ETF	147,522	$7,628,362
Vanguard FTSE Emerging Markets ETF	200,172	8,609,398
Total Emerging Equity Funds		16,237,760
Emerging Markets Small Cap Equity Fund — 1.4%
SPDR S&P Emerging Markets SmallCap ETF	234,439	10,244,984

Europe Equity Funds — 2.9%
iShares Core MSCI Europe ETF(a)	114,171	5,048,642
Vanguard FTSE Europe ETF(a)	321,313	16,762,899
Total Europe Equity Funds		21,811,541

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Floating Rate - Investment Grade Funds — 1.1%
iShares Floating Rate Bond ETF(a)	111,015	5,625,130
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	83,072	2,540,342
Total Floating Rate - Investment Grade Funds		8,165,472

High Yield Corporate Bond Funds — 3.6%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	358,764	15,939,885
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	425,068	11,073,021
Total High Yield Corporate Bond Funds		27,012,906

International Equity Core Funds — 3.0%
iShares Core MSCI EAFE ETF	184,816	10,785,862
Vanguard FTSE Developed Markets ETF(a)	296,491	11,803,307
Total International Equity Core Funds		22,589,169
International Large Cap Growth Fund — 0.6%
iShares MSCI EAFE Growth ETF(a)	48,817	4,218,765

International Small Cap Equity Funds — 3.4%
Schwab International Small-Cap Equity ETF(a)	263,525	8,195,628
Vanguard FTSE All World ex-U.S. Small-Cap ETF	170,223	17,311,679
Total International Small Cap Equity Funds		25,507,307

Investment Grade Corporate Bond Funds — 10.9%
iShares Broad USD Investment Grade Corporate Bond ETF(a)	45,634	2,829,308
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	232,178	32,121,826
SPDR Portfolio Short Term Corporate Bond ETF	150,125	4,718,429
Vanguard Intermediate-Term Corporate Bond ETF	217,666	21,076,599
Vanguard Short-Term Corporate Bond ETF	246,740	20,504,094
Total Investment Grade Corporate Bond Funds		81,250,256
Japan Equity Fund — 0.5%
Xtrackers MSCI Japan Hedged Equity ETF	106,096	3,995,575

Mortgage Backed Securities Funds — 4.2%
iShares MBS ETF	185,374	20,543,147

	Shares	Value
Investment Companies (continued)

Mortgage Backed Securities Funds (continued)
Vanguard Mortgage-Backed Securities ETF	200,266	$10,896,473
Total Mortgage Backed Securities Funds		31,439,620

U.S. Large Cap Core Funds — 0.8%
Energy Select Sector SPDR Fund	24,754	891,887
Financial Select Sector SPDR Fund(a)	214,564	5,155,973
Total U.S. Large Cap Core Funds		6,047,860

U.S. Large Cap Growth Funds — 1.7%
iShares Core S&P U.S. Growth ETF	16,145	1,241,389
Schwab U.S. Large-Cap Growth ETF(a)	13,929	1,523,693
SPDR Portfolio S&P 500 Growth ETF	22,981	1,105,156
Vanguard Growth ETF(a)	35,977	7,820,321
Vanguard Russell 1000 Growth ETF(a)	2,686	571,151
Total U.S. Large Cap Growth Funds		12,261,710

U.S. Medium Term Treasury Bond Funds — 3.7%
iShares 3-7 Year Treasury Bond ETF(a)	111,859	14,996,936
Schwab Intermediate-Term U.S. Treasury ETF	72,445	4,271,357
Vanguard Intermediate-Term Treasury ETF	117,540	8,324,183
Total U.S. Medium Term Treasury Bond Funds		27,592,476

U.S. Small Cap Value Funds — 0.4%
iShares Russell 2000 Value ETF	8,219	817,790
iShares S&P Small-Cap 600 Value ETF	4,090	504,992

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Vanguard Small-Cap Value ETF(a)	12,628	1,394,637
Total U.S. Small Cap Value Funds		2,717,419

U.S. Ultra Short Term Bond Funds — 30.6%
Goldman Sachs Access Treasury 0-1 Year ETF	358,311	35,999,506
Invesco Treasury Collateral ETF†	523,469	55,372,551
IQ Ultra Short Duration ETF†	1,309,399	64,946,190
iShares Short Treasury Bond ETF(a)(b)	421,724	46,701,716
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	279,463	25,582,043
Total U.S. Ultra Short Term Bond Funds		228,602,006
Total Investment Companies
(Cost $697,969,291)		715,850,807

Short-Term Investments — 10.1%

Money Market Funds — 10.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(c)(d)	75,214,852	75,214,852
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(c)	303,829	303,829
Total Short-Term Investments
(Cost $75,518,681)		75,518,681
Total Investments — 110.2%
(Cost $801,559,067)		821,984,156
Other Assets and Liabilities, Net — (10.2)%		(76,105,694)
Net Assets — 100.0%		$745,878,462

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $122,713,198; total market value of collateral held by the Fund was $125,832,364. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $50,617,512.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,993,320.
(c)	Reflects the 1-day yield at July 31, 2020.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Aberdeen Standard Physical Gold Shares ETF	Bank of America	0.66	9/30/2020	Monthly	$13,521	$–
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	0.60	7/02/2021	Monthly	13,521	–
Consumer Discretionary Select Sector SPDR Fund	Bank of America	0.16	9/30/2020	Monthly	(1,046,132)	–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	0.05	7/02/2021	Monthly	(1,046,132)	–
Energy Select Sector SPDR Fund	Bank of America	0.66	9/30/2020	Monthly	45,578	–
Energy Select Sector SPDR Fund	Morgan Stanley	0.60	7/02/2021	Monthly	45,578	–
Financial Select Sector SPDR Fund	Bank of America	0.66	9/30/2020	Monthly	263,465	–
Financial Select Sector SPDR Fund	Morgan Stanley	0.60	7/02/2021	Monthly	263,465	–
FlexShares Global Upstream Natural Resources Index Fund	Bank of America	0.66	9/30/2020	Monthly	209,883	–
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	0.60	7/02/2021	Monthly	209,883	–
Goldman Sachs Access Treasury 0-1 Year ETF	Bank of America	0.66	9/30/2020	Monthly	1,839,505	–
Goldman Sachs Access Treasury 0-1 Year ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,839,505	–
Graniteshares Gold Trust	Bank of America	0.66	9/30/2020	Monthly	6,406	–
Graniteshares Gold Trust	Morgan Stanley	0.60	7/02/2021	Monthly	6,406	–
Health Care Select Sector SPDR Fund	Bank of America	0.16	9/30/2020	Monthly	(364,817)	–
Health Care Select Sector SPDR Fund	Morgan Stanley	–	7/02/2021	Monthly	(364,817)	–
Invesco CurrencyShares Australian Dollar Trust	Bank of America	0.16	9/30/2020	Monthly	(2,876,739)	–
Invesco CurrencyShares Australian Dollar Trust	Morgan Stanley	(8.15)	7/02/2021	Monthly	(262,138)	–
Invesco CurrencyShares British Pound Sterling Trust	Bank of America	0.66	9/30/2020	Monthly	288,093	–
Invesco CurrencyShares British Pound Sterling Trust	Morgan Stanley	0.60	7/02/2021	Monthly	288,093	–
Invesco CurrencyShares Euro Currency Trust	Bank of America	0.66	9/30/2020	Monthly	931,682	–
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	0.60	7/02/2021	Monthly	931,682	–
Invesco DB U.S. Dollar Index Bullish Fund	Bank of America	0.16	9/30/2020	Monthly	(25,280)	–
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(2.00)	7/02/2021	Monthly	(25,280)	–
Invesco KBW Bank ETF	Bank of America	0.16	9/30/2020	Monthly	(346,646)	–
Invesco KBW Bank ETF	Morgan Stanley	(1.10)	7/02/2021	Monthly	(346,646)	–
Invesco Preferred ETF	Bank of America	0.16	9/30/2020	Monthly	(904,956)	–
Invesco Preferred ETF	Morgan Stanley	(1.05)	7/02/2021	Monthly	(904,956)	–
Invesco S&P 500 Low Volatility ETF	Bank of America	0.16	9/30/2020	Monthly	(1,334,254)	–
Invesco S&P 500 Low Volatility ETF	Morgan Stanley	(1.50)	7/02/2021	Monthly	(1,334,254)	–
Invesco Senior Loan ETF	Bank of America	0.66	9/30/2020	Monthly	4,567,057	–
Invesco Senior Loan ETF	Morgan Stanley	0.60	7/02/2021	Monthly	4,567,057	–
Invesco Treasury Collateral ETF	Bank of America	0.66	9/30/2020	Monthly	2,829,509	–
Invesco Treasury Collateral ETF	Morgan Stanley	0.60	7/02/2021	Monthly	2,829,509	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iPath Series B S&P 500 VIX Short-Term Futures ETN	Bank of America	0.66	9/30/2020	Monthly	$99,677	$–
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	0.60	7/02/2021	Monthly	99,677	–
IQ Ultra Short Duration ETF	Bank of America	0.66	9/30/2020	Monthly	3,297,557	–
IQ Ultra Short Duration ETF	Morgan Stanley	0.60	7/02/2021	Monthly	3,297,557	–
iShares 0-5 Year High Yield Corporate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	814,535	–
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	814,535	–
iShares 20+ Year Treasury Bond ETF	Bank of America	0.16	9/30/2020	Monthly	(52,326)	–
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(52,326)	–
iShares 3-7 Year Treasury Bond ETF	Bank of America	0.66	9/30/2020	Monthly	766,344	–
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	766,344	–
iShares Broad USD Investment Grade Corporate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	144,584	–
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	144,584	–
iShares China Large-Cap ETF	Bank of America	0.66	9/30/2020	Monthly	172,430	–
iShares China Large-Cap ETF	Morgan Stanley	0.60	7/02/2021	Monthly	172,430	–
iShares Core MSCI EAFE ETF	Bank of America	0.66	9/30/2020	Monthly	551,152	–
iShares Core MSCI EAFE ETF	Morgan Stanley	0.60	7/02/2021	Monthly	551,152	–
iShares Core MSCI Emerging Markets ETF	Bank of America	0.66	9/30/2020	Monthly	389,790	–
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.60	7/02/2021	Monthly	389,790	–
iShares Core MSCI Europe ETF	Bank of America	0.66	9/30/2020	Monthly	257,979	–
iShares Core MSCI Europe ETF	Morgan Stanley	0.60	7/02/2021	Monthly	257,979	–
iShares Core MSCI Pacific ETF	Bank of America	0.16	9/30/2020	Monthly	(376,420)	–
iShares Core MSCI Pacific ETF	Morgan Stanley	(8.10)	7/02/2021	Monthly	(376,420)	–
iShares Core S&P U.S. Growth ETF	Bank of America	0.66	9/30/2020	Monthly	63,434	–
iShares Core S&P U.S. Growth ETF	Morgan Stanley	0.60	7/02/2021	Monthly	63,434	–
iShares Core S&P U.S. Value ETF	Bank of America	0.16	9/30/2020	Monthly	(588,557)	–
iShares Core S&P U.S. Value ETF	Morgan Stanley	(4.15)	7/02/2021	Monthly	(588,340)	–
iShares Core U.S. REIT ETF	Bank of America	0.16	9/30/2020	Monthly	(393,204)	–
iShares Core U.S. REIT ETF	Morgan Stanley	(3.05)	7/02/2021	Monthly	(393,204)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America	0.16	9/30/2020	Monthly	(1,343,754)	–
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(1,343,754)	–
iShares Edge MSCI Min Vol USA ETF	Bank of America	0.16	9/30/2020	Monthly	(5,308,165)	–
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(5,308,165)	–
iShares Edge MSCI USA Momentum Factor ETF	Bank of America	0.16	9/30/2020	Monthly	(897,216)	–
iShares Edge MSCI USA Momentum Factor ETF	Morgan Stanley	(0.70)	7/02/2021	Monthly	(897,216)	–
iShares Floating Rate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	287,451	–
iShares Floating Rate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	287,451	–
iShares Gold Trust	Bank of America	0.66	9/30/2020	Monthly	159,310	–
iShares Gold Trust	Morgan Stanley	0.60	7/02/2021	Monthly	159,310	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	1,641,384	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	$1,641,384	$–
iShares iBoxx High Yield Corporate Bond ETF	Bank of America	0.16	9/30/2020	Monthly	(1,767,829)	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(1,767,829)	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Bank of America	0.66	9/30/2020	Monthly	682,611	–
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	682,611	–
iShares MBS ETF	Bank of America	0.66	9/30/2020	Monthly	1,049,798	–
iShares MBS ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,049,798	–
iShares MSCI China ETF	Bank of America	0.66	9/30/2020	Monthly	318,863	–
iShares MSCI China ETF	Morgan Stanley	0.60	7/02/2021	Monthly	318,863	–
iShares MSCI EAFE Growth ETF	Bank of America	0.66	9/30/2020	Monthly	215,618	–
iShares MSCI EAFE Growth ETF	Morgan Stanley	0.60	7/02/2021	Monthly	215,618	–
iShares MSCI Japan ETF	Bank of America	0.16	9/30/2020	Monthly	(600,564)	–
iShares MSCI Japan ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(600,564)	–
iShares Preferred & Income Securities ETF	Bank of America	0.16	9/30/2020	Monthly	(2,491,753)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(2,491,753)	–
iShares Russell 2000 Growth ETF	Bank of America	0.16	9/30/2020	Monthly	(190,531)	–
iShares Russell 2000 Growth ETF	Morgan Stanley	(1.80)	7/02/2021	Monthly	(190,531)	–
iShares Russell 2000 Value ETF	Bank of America	0.66	9/30/2020	Monthly	41,790	–
iShares Russell 2000 Value ETF	Morgan Stanley	0.60	7/02/2021	Monthly	41,790	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America	0.16	9/30/2020	Monthly	(96,268)	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	(2.15)	7/02/2021	Monthly	(96,268)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America	0.66	9/30/2020	Monthly	25,805	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	0.60	7/02/2021	Monthly	25,805	–
iShares Short Treasury Bond ETF	Bank of America	0.66	9/30/2020	Monthly	2,411,696	–
iShares Short Treasury Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	2,411,696	–
iShares Silver Trust	Bank of America	0.66	9/30/2020	Monthly	50,306	–
iShares Silver Trust	Morgan Stanley	0.60	7/02/2021	Monthly	50,306	–
iShares TIPS Bond ETF	Bank of America	0.16	9/30/2020	Monthly	(3,147,507)	–
iShares TIPS Bond ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(3,147,507)	–
Schwab Intermediate-Term U.S. Treasury ETF	Bank of America	0.66	9/30/2020	Monthly	218,270	–
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	0.60	7/02/2021	Monthly	218,270	–
Schwab International Small-Cap Equity ETF	Bank of America	0.66	9/30/2020	Monthly	418,793	–
Schwab International Small-Cap Equity ETF	Morgan Stanley	0.60	7/02/2021	Monthly	418,793	–
Schwab U.S. Large-Cap Growth ETF	Bank of America	0.66	9/30/2020	Monthly	77,886	–
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	0.60	7/02/2021	Monthly	77,886	–
Schwab U.S. Large-Cap Value ETF	Bank of America	0.16	9/30/2020	Monthly	(619,125)	–
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	(2.00)	7/02/2021	Monthly	(619,125)	–
Schwab U.S. REIT ETF	Bank of America	0.16	9/30/2020	Monthly	(1,250,718)	–
Schwab U.S. REIT ETF	Morgan Stanley	(1.40)	7/02/2021	Monthly	(1,250,718)	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Blackstone / GSO Senior Loan ETF	Bank of America	0.66	9/30/2020	Monthly	$1,619,860	$–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,619,860	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America	0.66	9/30/2020	Monthly	1,307,191	–
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,307,191	–
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America	0.66	9/30/2020	Monthly	1,290,273	–
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,290,273	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Bank of America	0.66	9/30/2020	Monthly	88,989	–
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	88,989	–
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America	0.16	9/30/2020	Monthly	(694,000)	–
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(694,000)	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Bank of America	0.66	9/30/2020	Monthly	129,812	–
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	0.60	7/02/2021	Monthly	129,812	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Bank of America	0.66	9/30/2020	Monthly	565,832	–
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	565,832	–
SPDR Dow Jones International Real Estate ETF	Bank of America	0.16	9/30/2020	Monthly	(1,730,390)	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(1.05)	7/02/2021	Monthly	(1,730,390)	–
SPDR Gold MiniShares Trust	Bank of America	0.66	9/30/2020	Monthly	15,496	–
SPDR Gold MiniShares Trust	Morgan Stanley	0.60	7/02/2021	Monthly	15,496	–
SPDR Portfolio Long Term Treasury ETF	Bank of America	0.16	9/30/2020	Monthly	(6,450)	–
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	(0.70)	7/02/2021	Monthly	(6,450)	–
SPDR Portfolio S&P 500 Growth ETF	Bank of America	0.66	9/30/2020	Monthly	56,506	–
SPDR Portfolio S&P 500 Growth ETF	Morgan Stanley	0.60	7/02/2021	Monthly	56,506	–
SPDR Portfolio S&P 500 Value ETF	Bank of America	0.16	9/30/2020	Monthly	(467,759)	–
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	(2.40)	7/02/2021	Monthly	(467,759)	–
SPDR Portfolio Short Term Corporate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	241,131	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	241,131	–
SPDR S&P Bank ETF	Bank of America	0.16	9/30/2020	Monthly	(851,784)	–
SPDR S&P Bank ETF	Morgan Stanley	(0.95)	7/02/2021	Monthly	(851,784)	–
SPDR S&P China ETF	Bank of America	0.66	9/30/2020	Monthly	71,633	–
SPDR S&P China ETF	Morgan Stanley	0.60	7/02/2021	Monthly	71,633	–
SPDR S&P Emerging Markets SmallCap ETF	Bank of America	0.66	9/30/2020	Monthly	523,526	–
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	0.60	7/02/2021	Monthly	523,526	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Technology Select Sector SPDR Fund	Bank of America	0.16	9/30/2020	Monthly	$(1,030,643)	$–
Technology Select Sector SPDR Fund	Morgan Stanley	0.05	7/02/2021	Monthly	(1,030,643)	–
VanEck Vectors High-Yield Municipal Index ETF	Bank of America	0.16	9/30/2020	Monthly	(752,442)	–
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	(1.35)	7/02/2021	Monthly	(752,442)	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America	0.66	9/30/2020	Monthly	397,308	–
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	397,308	–
Vanguard Emerging Markets Government Bond ETF	Bank of America	0.66	9/30/2020	Monthly	77,535	–
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	77,535	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America	0.66	9/30/2020	Monthly	884,587	–
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	0.60	7/02/2021	Monthly	884,587	–
Vanguard FTSE Developed Markets ETF	Bank of America	0.66	9/30/2020	Monthly	603,161	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.60	7/02/2021	Monthly	603,161	–
Vanguard FTSE Emerging Markets ETF	Bank of America	0.66	9/30/2020	Monthly	439,949	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.60	7/02/2021	Monthly	439,949	–
Vanguard FTSE Europe ETF	Bank of America	0.66	9/30/2020	Monthly	856,579	–
Vanguard FTSE Europe ETF	Morgan Stanley	0.60	7/02/2021	Monthly	856,579	–
Vanguard FTSE Pacific ETF	Bank of America	0.16	9/30/2020	Monthly	(1,424,417)	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(3.20)	7/02/2021	Monthly	(1,424,417)	–
Vanguard Growth ETF	Bank of America	0.66	9/30/2020	Monthly	399,526	–
Vanguard Growth ETF	Morgan Stanley	0.60	7/02/2021	Monthly	399,526	–
Vanguard Intermediate-Term Corporate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	1,077,040	–
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,077,040	–
Vanguard Intermediate-Term Treasury ETF	Bank of America	0.66	9/30/2020	Monthly	425,345	–
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	0.60	7/02/2021	Monthly	425,345	–
Vanguard Long-Term Treasury ETF	Bank of America	0.16	9/30/2020	Monthly	(5,832)	–
Vanguard Long-Term Treasury ETF	Morgan Stanley	(5.45)	7/02/2021	Monthly	(5,832)	–
Vanguard Mortgage-Backed Securities ETF	Bank of America	0.66	9/30/2020	Monthly	556,832	–
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	0.60	7/02/2021	Monthly	556,832	–
Vanguard Russell 1000 Growth ETF	Bank of America	0.66	9/30/2020	Monthly	29,132	–
Vanguard Russell 1000 Growth ETF	Morgan Stanley	0.60	7/02/2021	Monthly	29,132	–
Vanguard Russell 1000 Value	Bank of America	0.16	9/30/2020	Monthly	(230,423)	–
Vanguard Russell 1000 Value	Morgan Stanley	(4.15)	7/02/2021	Monthly	(230,423)	–
Vanguard Short-Term Corporate Bond ETF	Bank of America	0.66	9/30/2020	Monthly	1,047,725	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	0.60	7/02/2021	Monthly	1,047,725	–
Vanguard Small-Cap Growth ETF	Bank of America	0.16	9/30/2020	Monthly	(237,913)	–

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Morgan Stanley	(1.20)	7/02/2021	Monthly	$(237,913)	$–
Vanguard Small-Cap Value ETF	Bank of America	0.66	9/30/2020	Monthly	71,234	–
Vanguard Small-Cap Value ETF	Morgan Stanley	0.60	7/02/2021	Monthly	71,234	–
Vanguard Value ETF	Bank of America	0.16	9/30/2020	Monthly	(4,650,086)	–
Vanguard Value ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(4,650,086)	–
WisdomTree Emerging Markets Local Debt Fund	Bank of America	0.66	9/30/2020	Monthly	15,901	–
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	0.60	7/02/2021	Monthly	15,901	–
Xtrackers MSCI Europe Hedged Equity ETF	Bank of America	0.16	9/30/2020	Monthly	(69,990)	–
Xtrackers MSCI Europe Hedged Equity ETF	Morgan Stanley	(0.25)	7/02/2021	Monthly	(69,990)	–
Xtrackers MSCI Japan Hedged Equity ETF	Bank of America	0.66	9/30/2020	Monthly	204,193	–
Xtrackers MSCI Japan Hedged Equity ETF	Morgan Stanley	0.60	7/02/2021	Monthly	204,193	–
Xtrackers USD High Yield Corporate Bond ETF	Bank of America	0.16	9/30/2020	Monthly	(298,974)	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	(1.20)	7/02/2021	Monthly	(298,974)	–
						$–

Cash posted has been segregated as collateral for swaps (counterparty Bank of America) in the amount of $540,000 at July 31, 2020.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $1,993,320 and with Bank of America amounted to $– at July 31, 2020. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

As of July 31, 2020, Morgan Stanley has pledged $1,437 in cash which is invested in the Blackrock Treasury Institutional Shares as collateral for total return swap contracts.

(e) Reflects the value at reset date of July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$1,950,654	$–	$–	$1,950,654
Exchange Traded Vehicles	28,664,014	–	–	28,665,014
Investment Companies	715,850,807	–	–	715,850,807
Short-Term Investments:
Money Market Funds	75,518,681	–	–	75,518,681
Total Investments in Securities	821,984,156	–	–	821,984,156
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$821,984,156	$–	$–	$821,984,156
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedules of Investments ─ IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2020 (unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020
Invesco CurrencyShares Euro Currency Trust	142,565	14,761,180	4,901,232	(2,724,298)	113,434	1,180,173	–	–	164,161	18,231,721
Invesco Treasury Collateral ETF	403,476	42,760,387	19,897,372	(7,185,087)	(3,219)	(96,902)	78,712	–	523,469	55,372,551
IQ Ultra Short Duration ETF	1,137,443	56,246,556	18,254,643	(9,878,409)	187,011	136,389	226,423	–	1,309,399	64,946,190
	1,683,484	113,768,123	43,053,247	(19,787,794)	297,226	1,219,660	305,135	–	1,997,029	138,550,462